Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 161,989	980,635	662,349	450,125
Cost of revenues	96,956	586,949	337,204	159,416
General and administrative expenses	17,364	105,114	71,754	80,628	(3,969)	(24,028)	(19,879)	(30,561)
Selling expenses	17,814	107,842	53,911	37,453	(369)	(2,231)	(2,296)	(2,298)
Operating loss	29,855	180,730	206,553	(161,306)	(4,338)	(26,259)	(22,175)	(32,859)
Equity in (loss) profit of subsidiaries					18,294	110,749	152,691	(184,276)
Interest income	2,926	17,712	5,895	13,357	1	1	307	2,132
Exchange gain	127	767	(101)	(10,975)	233	1,402	8
Net income	14,190	85,893	130,831	(215,003)	14,190	85,893	130,831	(215,003)
Net income attributable to ordinary shareholders					14,190	85,893	130,831	(215,003)
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(276)	(1,672)	(640)	2,760	276	1,672	640	(2,760)
Total other comprehensive income	15,342	92,868	135,120	(214,112)	276	1,672	640	(2,760)
Comprehensive (loss) income attributable to Concord Medical Services Holdings Limited's shareholders	$ 14,466	87,565	131,471	(217,763)	$ 14,466	87,565	131,471	(217,763)